Supplement to the

Fidelity Advisor® Dividend Growth Fund Class Z (FZADX), Fidelity Advisor Equity Growth Fund Class Z (FZAFX), Fidelity Advisor Equity Income Fund Class Z (FZAGX), Fidelity Advisor Growth Opportunities Fund Class Z (FZAHX), and Fidelity Advisor Small Cap Fund Class Z (FZAOX)

Funds of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2015

Steven Wymer no longer serves as co-manager of Fidelity Advisor Growth Opportunities Fund. Gopal Reddy serves as portfolio manager of Fidelity Advisor Growth Opportunities Fund.

ACOMZ11B-15-01  April 1, 2015
1.9587293.102